Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts at December 31, 2014 and 2013 (in Dollars)	$ 168	$ 168
Common Class A [Member]
Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	10,500,000	10,500,000
Common Stock, Shares Issued	3,191,100	3,191,100
Common Stock, Outstanding	3,191,100	3,191,100
Common Stock, Votes per Share (in Dollars per share)	$ 1	$ 1
Common Class B [Member]
Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000	1,000,000
Common Stock, Shares Issued	612,231	612,231
Common Stock, Outstanding	612,231	612,231
Common Stock, Votes per Share (in Dollars per share)	$ 10	$ 10